ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)		1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 06, 2023	Jan. 23, 2024	Jun. 30, 2023	Jun. 15, 2023	Apr. 24, 2023	Mar. 17, 2023	Feb. 28, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2021
Stockholders' equity			$ 43,669,058					$ 32,119,574	$ 43,669,058	$ 32,119,574	$ 43,669,058	$ 36,043,028	$ 39,284,295	$ 34,546,682	$ 44,007,783	$ 4,379,463
Accumulated deficit								(96,101,634)		(96,101,634)		(91,644,233)	(66,232,813)
Working capital												12,285,310
Revenue								13,206,717	12,363,429	27,791,190	24,713,206	53,376,874	50,347,652
Net loss										(4,457,401)	(1,441,393)	(18,542,654)	(13,830,371)
Net cash used in operations												14,998,919
Repayment of outstanding Facility												1,908,195
Equity method investment aggregate cost	$ 3,950,000
Asset acquisition		$ 637,080
Building Acquision [Member]
Cash	3,950,000				$ 1,054,872
Equity method investment aggregate cost	$ 2,000,020
Greece [Member]
Revenue								12,912,561	$ 11,582,138	27,138,133	$ 23,496,370	50,526,307	$ 49,812,839
Cash				$ 109,330
Intangible assets				425,411
Issuable stock amount				$ 316,081
Shares issued				99,710
CANA Pharmaceutical Laboratories, S.A. ("Cana") [Member]
Working capital								$ 8,593,711		8,593,711
Net cash used in operations										$ 4,622,989
Cash			873,600
Issuable stock amount			$ 138,667									$ 138,667
Shares issued			46,377
Asset acquision							$ 5,469,787
Secured Promissory Note							$ 4,457,520
Zip Doctor Inc [Member]
Cash						$ 150,000
Payment in fees						8,788
Intangible assets						$ 158,788
Cloudscreen [Member]
Cash		317,880
Total purchase price amount		$ 637,080
Shares of common stock issued		280,000
Shares of common fair value		$ 319,200
Asset acquisition		$ 637,080